Schedule of Investments (unaudited)	iShares® MSCI Global Metals & Mining Producers ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 23.4%
Alumina Ltd.(a)	2,168,227	$2,748,428
AVZ Minerals Ltd.(b)	3,302,250	942,578
BHP Group Ltd.	5,812,864	173,004,405
BlueScope Steel Ltd.	508,034	7,169,320
Champion Iron Ltd.	441,489	2,068,250
Coronado Global Resources Inc.(c)	925,876	689,613
Deterra Royalties Ltd.	480,222	1,484,298
Fortescue Ltd.	1,942,134	32,094,069
IGO Ltd.	776,466	3,637,082
Iluka Resources Ltd.	488,824	2,338,285
Imdex Ltd.	593,590	881,938
Latin Resources Ltd., NVS(a)	2,702,130	472,122
Leo Lithium Ltd.(a)(b)(d)	1,454,959	415,539
Liontown Resources Ltd.(a)(d)	1,650,851	1,440,271
Lynas Rare Earths Ltd.(a)	1,021,096	4,555,413
Mineral Resources Ltd.	201,188	9,666,831
Mount Gibson Iron Ltd.(a)	682,668	191,242
Nickel Industries Ltd.	1,924,860	1,238,201
Perenti Ltd.	937,938	629,050
Pilbara Minerals Ltd.(d)	3,275,874	8,339,626
Rio Tinto Ltd.	425,022	36,558,038
Sandfire Resources Ltd.(a)	526,894	3,255,504
Sims Ltd.	187,824	1,331,944
South32 Ltd.	5,199,851	13,777,259
Stanmore Resources Ltd.	352,772	771,413
Vulcan Steel Ltd.(d)	77,774	373,849
WA1 Resources Ltd., NVS(a)	45,600	643,207
		310,717,775
Austria — 0.3%
voestalpine AG	122,059	3,572,547

Belgium — 0.1%
Bekaert SA	40,924	1,928,669

Brazil — 3.7%
Bradespar SA	39,337	139,492
Cia. Brasileira de Aluminio(a)	275,746	373,900
Cia. Siderurgica Nacional SA	751,556	1,872,127
Vale SA	3,864,159	46,509,141
		48,894,660
Canada — 6.0%
Algoma Steel Group Inc.	113,882	876,497
Altius Minerals Corp.	45,238	730,539
Capstone Copper Corp.(a)	649,045	4,571,578
ERO Copper Corp.(a)	104,748	2,230,300
Filo Corp., NVS(a)(d)	104,766	1,934,745
First Quantum Minerals Ltd.	812,267	10,435,302
Foran Mining Corp.(a)(d)	276,178	861,188
Hudbay Minerals Inc.	453,299	4,423,403
Ivanhoe Mines Ltd., Class A(a)(d)	726,798	10,494,431
Labrador Iron Ore Royalty Corp.	71,058	1,574,490
Lithium Americas Argentina Corp.(a)(d)	120,694	549,917
Lithium Americas Corp.(a)	223,035	759,296
Lundin Mining Corp.	755,609	8,687,327
Major Drilling Group International Inc.(a)	85,484	623,435
NGEx Minerals Ltd.(a)	138,624	989,627
Patriot Battery Metals Inc.(a)	134,368	796,576
Solaris Resources Inc.(a)	84,882	282,120
Stelco Holdings Inc.	40,643	1,215,458
Taseko Mines Ltd.(a)	337,774	924,390
Security	Shares	Value

Canada (continued)
Teck Resources Ltd., Class B	526,109	$27,364,076
		80,324,695
Cayman Islands — 0.0%
Wanguo International Mining Group Ltd.	250,000	252,225

Chile — 0.0%
CAP SA(a)	76,454	514,685

China — 2.7%
Aluminum Corp. of China Ltd., Class A	715,265	805,988
Aluminum Corp. of China Ltd., Class H	4,816,000	3,602,544
Baoshan Iron & Steel Co. Ltd., Class A	1,490,093	1,415,144
China Hongqiao Group Ltd.	3,317,000	5,491,731
China Metal Recycling Holdings Ltd.(b)	132,000	—
China Nonferrous Mining Corp Ltd.	1,475,000	1,417,189
China Northern Rare Earth Group High-Tech Co. Ltd.,
Class A	238,470	621,418
China Oriental Group Co. Ltd.	1,216,000	170,100
China Rare Earth Resources & Technology Co. Ltd.,
Class A	59,600	224,864
Citic Pacific Special Steel Group Co. Ltd.	182,400	378,865
CMOC Group Ltd., Class A	1,312,400	1,508,472
CMOC Group Ltd., Class H	4,191,000	3,877,402
GEM Co. Ltd., Class A	358,317	323,550
Guangdong HEC Technology Holding Co. Ltd.,
Class A(a)	179,635	207,212
Henan Shenhuo Coal Industry & Electricity Power
Co. Ltd.	178,800	569,123
Hesteel Co. Ltd., Class A	715,400	211,844
Huaibei Mining Holdings Co. Ltd.	178,800	485,339
Hunan Valin Steel Co. Ltd., Class A	476,800	346,529
Inner Mongolia BaoTou Steel Union Co. Ltd.,
Class A(a)	3,099,221	657,576
JCHX Mining Management Co. Ltd.	60,800	475,946
Jiangxi Copper Co. Ltd., Class A	120,125	421,702
Jiangxi Copper Co. Ltd., Class H	1,264,000	2,734,374
Jinchuan Group International Resources Co. Ltd.	3,010,000	335,367
Jinduicheng Molybdenum Co. Ltd., Class A	238,400	382,552
MMG Ltd.(a)(d)	3,442,000	1,684,580
Nanjing Iron & Steel Co. Ltd., Class A	425,600	301,117
Pangang Group Vanadium Titanium & Resources Co.
Ltd., Class A(a)	596,000	241,086
Shandong Nanshan Aluminum Co. Ltd., Class A	834,630	442,620
Shanxi Meijin Energy Co. Ltd., Class A(a)	241,028	184,431
Shanxi Taigang Stainless Steel Co. Ltd., Class A(a)	419,507	218,346
Shougang Fushan Resources Group Ltd.	2,408,000	1,100,093
Sinomine Resource Group Co. Ltd., Class A	61,560	261,866
Tiangong International Co. Ltd.(d)	1,204,000	276,689
Tianshan Aluminum Group Co. Ltd., Class A	298,560	352,163
Tongling Nonferrous Metals Group Co. Ltd., Class A	894,500	487,818
Western Mining Co. Ltd., Class A	178,800	458,343
Western Superconducting Technologies Co. Ltd.,
Class A	48,433	284,879
Xiamen Tungsten Co. Ltd., Class A	119,299	312,616
Yintai Gold Co. Ltd., Class A.	179,440	479,538
YongXing Special Materials Technology Co. Ltd.,
Class A	27,430	162,440
Yunnan Aluminium Co. Ltd., Class A	238,400	474,215
Yunnan Chihong Zinc&Germanium Co. Ltd.	358,800	284,120
Yunnan Tin Co. Ltd., Class A	119,200	275,804
Zhejiang Huayou Cobalt Co. Ltd., Class A	121,450	481,999
		35,429,594

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Metals & Mining Producers ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Egypt — 0.0%
Ezz Steel Co. SAE(a)	261,720	$417,685

Finland — 0.1%
Outokumpu OYJ	411,724	1,710,268

France — 1.3%
Aperam SA	49,364	1,423,845
ArcelorMittal SA	536,817	14,162,611
Eramet SA	9,767	1,127,742
		16,714,198
Germany — 0.5%
Aurubis AG	36,135	3,074,394
Salzgitter AG	28,294	703,636
thyssenkrupp AG	574,308	2,846,415
		6,624,445
India — 5.3%
APL Apollo Tubes Ltd.	187,929	3,387,375
Godawari Power and Ispat Ltd.	53,479	620,501
Gravita India Ltd.	22,735	293,936
Hindalco Industries Ltd.	1,531,132	12,684,469
Hindustan Copper Ltd.	271,029	1,158,367
Jai Balaji Industries Ltd., NVS(a)	37,577	391,457
Jindal Saw Ltd.	129,583	838,686
Jindal Stainless Ltd.	129,589	1,231,908
Jindal Steel & Power Ltd.	405,280	4,998,187
JSW Steel Ltd.	693,537	7,331,752
Kirloskar Ferrous Industries Ltd.	56,824	466,866
Maharashtra Seamless Ltd.	45,653	358,816
Mishra Dhatu Nigam Ltd.(c)	50,268	260,765
MOIL Ltd.	71,273	430,461
National Aluminium Co. Ltd.	928,830	2,136,750
NMDC Ltd.	1,163,213	3,635,955
NMDC Steel Ltd., NVS(a)	857,752	619,132
Orissa Minerals Development Co. Ltd. (The)(a)	2,454	166,120
PTC Industries Ltd., NVS(a)	3,585	359,573
Ramkrishna Forgings Ltd.	93,083	743,291
Ratnamani Metals & Tubes Ltd.	32,292	1,316,434
Sandur Manganese & Iron Ores Ltd. (The)	43,997	279,049
Sarda Energy & Minerals Ltd., NVS	97,388	261,291
Shivalik Bimetal Controls Ltd., NVS	29,312	178,242
Shyam Metalics & Energy Ltd.	60,197	441,119
Surya Roshni Ltd., NVS	37,979	264,921
Tata Steel Ltd.	8,025,657	16,098,804
Tata Steel Ltd., GDR(e)	44,307	868,417
Usha Martin Ltd.	173,436	759,374
Vedanta Ltd.	1,267,533	6,824,820
Welspun Corp. Ltd.	101,320	669,658
		70,076,496
Indonesia — 0.6%
Amman Mineral Internasional PT(a)	7,504,012	5,576,058
Bumi Resources Minerals Tbk PT(a)	63,210,000	603,336
Merdeka Copper Gold Tbk PT(a)	11,260,486	1,872,349
		8,051,743
Japan — 4.9%
Daido Steel Co. Ltd.	150,600	1,521,702
Daiki Aluminium Industry Co. Ltd.	32,600	275,102
Dowa Holdings Co. Ltd.	60,200	2,222,254
Godo Steel Ltd.	9,300	310,874
JFE Holdings Inc.	667,400	10,104,101
Kobe Steel Ltd.	426,000	5,550,593
Kyoei Steel Ltd.	21,200	288,378
Maruichi Steel Tube Ltd.	65,300	1,558,114
Security	Shares	Value

Japan (continued)
Mitsubishi Materials Corp.	141,100	$2,756,995
Mitsui Mining & Smelting Co. Ltd.	63,000	2,038,229
Nippon Light Metal Holdings Co. Ltd.	64,840	784,551
Nippon Steel Corp.	985,305	21,570,511
Nittetsu Mining Co. Ltd.	11,200	378,180
Osaka Steel Co. Ltd.	15,000	231,355
OSAKA Titanium Technologies Co. Ltd.(d)	32,800	635,056
Sanyo Special Steel Co. Ltd.	20,900	292,573
Sumitomo Metal Mining Co. Ltd.	284,300	9,255,322
Toho Titanium Co. Ltd.(d)	36,400	298,373
Tokyo Steel Manufacturing Co. Ltd.	62,200	620,965
UACJ Corp.	37,538	1,075,952
Yamato Kogyo Co. Ltd.	49,000	2,561,346
Yodogawa Steel Works Ltd.	21,800	795,864
		65,126,390
Malaysia — 0.4%
PMB Technology Bhd(a)(d)	417,200	223,358
Press Metal Aluminium Holdings Bhd	4,231,600	5,034,408
		5,257,766
Mexico — 1.6%
Grupo Mexico SAB de CV, Series B	3,551,200	21,952,074

Netherlands — 0.1%
AMG Critical Materials NV	36,120	807,534

Norway — 0.8%
Norsk Hydro ASA	1,521,760	10,304,810

Peru — 0.9%
Southern Copper Corp.	98,521	11,687,546

Poland — 0.7%
Grupa Kety SA	11,245	2,470,599
Jastrzebska Spolka Weglowa SA, Class S(a)(d)	60,200	436,082
KGHM Polska Miedz SA	161,336	6,268,379
		9,175,060
Qatar — 0.1%
Qatar Aluminum Manufacturing Co.	3,187,590	1,180,412

Russia — 0.0%
Alrosa PJSC(b)	2,886,002	319
GMK Norilskiy Nickel PAO(b)	7,140,000	8
Novolipetsk Steel PJSC(a)(b)	1,668,000	184
Severstal PAO(a)(b)	233,400	26
United Co. RUSAL International PJSC(a)(b)	3,450,000	382
		919
Saudi Arabia — 1.5%
Al Masane Al Kobra Mining Co.	39,131	656,204
East Pipes Integrated Co. for Industry, NVS	14,496	581,255
Saudi Arabian Mining Co.(a)	1,482,144	18,290,655
Saudi Steel Pipe Co.(a)	24,080	469,044
		19,997,158
South Africa — 1.4%
African Rainbow Minerals Ltd.	130,646	1,581,737
Anglo American Platinum Ltd.	75,852	2,488,286
Impala Platinum Holdings Ltd.	1,035,344	5,333,419
Kumba Iron Ore Ltd.	73,451	1,916,960
Northam Platinum Holdings Ltd.	408,156	2,818,525
Sibanye Stillwater Ltd.	3,229,788	4,076,470
		18,215,397
South Korea — 2.3%
Dongkuk Steel Mill Co. Ltd/New	39,403	298,748

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Metals & Mining Producers ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Hyundai Steel Co.	97,729	$2,098,976
KG Chemical Corp.	72	263
KG Dongbusteel	54,876	274,102
Korea Zinc Co. Ltd.	9,431	3,599,466
Poongsan Corp.	19,072	851,542
POSCO Holdings Inc.	81,382	21,824,083
Posco M-Tech Co.Ltd.	22,824	336,289
Sam-A Aluminum Co. Ltd.	7,009	427,368
Seah Besteel Holdings Corp.	15,496	255,819
SeAH Steel Holdings Corp.	1,802	275,548
TCC Steel	18,962	671,735
		30,913,939
Spain — 0.2%
Acerinox SA	208,476	2,283,624

Sweden — 1.5%
Alleima AB, NVS	214,022	1,462,704
Boliden AB	313,110	10,975,506
Granges AB	114,424	1,476,193
SSAB AB, Class A	264,723	1,542,496
SSAB AB, Class B	743,374	4,319,113
		19,776,012
Taiwan — 1.6%
Century Iron & Steel Industrial Co. Ltd.	184,000	1,633,038
China Metal Products	208,011	333,074
China Steel Corp.	13,262,612	9,734,134
Chun Yuan Steel Industry Co. Ltd.	475,000	303,088
Chung Hung Steel Corp.	1,073,000	754,605
Evergreen Steel Corp.	179,000	786,452
Feng Hsin Steel Co. Ltd.	596,000	1,348,608
First Copper Technology Co. Ltd.	200,000	322,282
Gloria Material Technology Corp.	596,000	969,593
Hsin Kuang Steel Co. Ltd.	250,000	467,919
TA Chen Stainless Pipe	1,913,638	2,270,321
Tung Ho Steel Enterprise Corp.	596,700	1,273,063
YC INOX Co. Ltd.	370,263	292,036
Yieh Phui Enterprise Co. Ltd.	1,204,776	591,517
		21,079,730
Turkey — 0.3%
Eregli Demir ve Celik Fabrikalari TAS	1,599,294	2,379,343
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S,
Class A	325,941	252,877
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S,
Class D	826,255	745,657
Kocaer Celik Sanayi Ve Ticaret A/S	212,135	352,864
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	228,562	352,617
		4,083,358
United Kingdom — 17.2%
Anglo American PLC	1,457,177	47,176,377
Antofagasta PLC.	452,070	12,823,286
Atalaya Mining PLC(d)	112,195	619,036
Central Asia Metals PLC	201,316	578,010
Glencore PLC	11,892,159	73,299,645
Hill & Smith PLC	92,708	2,430,315
Rio Tinto PLC	1,292,678	91,001,145
		227,927,814
United States — 19.2%
Alcoa Corp.	205,884	9,114,483
Alpha Metallurgical Resources Inc.	12,636	3,985,521
Arch Resources Inc.	19,885	3,458,598
ATI Inc.(a)(d)	142,375	8,733,282
Security	Shares	Value

United States (continued)
Carpenter Technology Corp.	56,595	$6,274,688
Century Aluminum Co.(a)	64,416	1,180,745
Cleveland-Cliffs Inc.(a)	571,262	9,871,407
Commercial Metals Co.	133,026	7,492,024
Compass Minerals International Inc.	38,528	499,323
Freeport-McMoRan Inc.	1,644,218	86,699,615
Haynes International Inc.	14,650	861,713
Ivanhoe Electric Inc.(a)(d)	79,467	903,540
Kaiser Aluminum Corp.	18,060	1,766,268
Materion Corp.	23,472	2,684,727
Metallus Inc.(a)	45,150	1,084,051
MP Materials Corp.(a)(d)	164,948	2,675,457
Nucor Corp.	275,640	46,541,814
Olympic Steel Inc.	11,438	596,377
Radius Recycling Inc.	29,498	504,711
Ramaco Resources Inc.	29,498	417,397
Reliance Inc.	65,852	19,806,965
Ryerson Holding Corp.	35,538	844,027
Steel Dynamics Inc.	172,130	23,043,043
SunCoke Energy Inc.	95,116	1,003,474
U.S. Steel Corp.	257,656	9,881,108
Warrior Met Coal Inc.	60,244	4,122,497
Worthington Steel Inc.	36,722	1,211,459
		255,258,314

Total Common Stocks — 98.7%
(Cost: $1,341,291,921)		1,310,257,542

Preferred Stocks

Brazil — 0.7%
Bradespar SA, Preference Shares, NVS	282,062	1,031,364
Cia. Ferro Ligas da Bahia - FERBASA, Preference
Shares, NVS	143,040	216,566
Gerdau SA, Preference Shares, NVS	1,584,173	5,463,705
Metalurgica Gerdau SA, Preference Shares, NVS	770,695	1,571,949
Usinas Siderurgicas de Minas Gerais SA Usiminas,
Class A, Preference Shares, NVS	561,407	809,357
		9,092,941
Russia — 0.0%
Mechel PJSC, Preference Shares, NVS(b)	96,000	10

Total Preferred Stocks — 0.7%
(Cost: $8,898,285)		9,092,951

Total Long-Term Investments — 99.4%
(Cost: $1,350,190,206)		1,319,350,493

Short-Term Securities

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%(f)(g)(h)	25,163,256	25,170,805

Total Short-Term Securities — 1.9%
(Cost: $25,166,171)		25,170,805

Total Investments — 101.3%
(Cost: $1,375,356,377)		1,344,521,298

Liabilities in Excess of Other Assets — (1.3)%		(17,682,173)

Net Assets—100.0%		$1,326,839,125

(a)	Non-income producing security.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Metals & Mining Producers ETF
May 31, 2024

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	All or a portion of this security is on loan.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$25,074,638	$93,351	(a)	$—		$4,169	$(1,353)	$25,170,805	25,163,256	$218,757	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	800,000	—		(800,000	)(a)	—	—	—	—	81,224		—
						$4,169	$(1,353)	$25,170,805		$299,981		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	7	06/21/24	$683	$(1,646)
MSCI Emerging Markets Index	63	06/21/24	3,328	(24,509)
				$(26,155)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Metals & Mining Producers ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$444,549,233	$864,349,273	$1,359,036	$1,310,257,542
Preferred Stocks	9,092,941	—	10	9,092,951
Short-Term Securities
Money Market Funds	25,170,805	—	—	25,170,805
	$478,812,979	$864,349,273	$1,359,046	$1,344,521,298
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(26,155)	$—	$—	$(26,155)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

GDR	Global Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company